CONSOLIDATED BALANCE SHEETS $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 698,932	¥ 4,865,824,000	¥ 1,630,983,000
Restricted cash	14,579	101,496,000
Short-term investments	71,821	500,000,000	130,000,000
Accounts receivable	3,275	22,801,000	0
Receivables from online payment platforms	2,326	16,190,000	4,609,000
Inventories, net	55,380	385,544,000	150,015,000
Prepaid expenses and other current assets, net	238,507	1,660,439,000	365,510,000
Amount due from a related party	13	90,000	147,559,000
Total current assets	1,084,833	7,552,384,000	2,428,676,000
Non-current assets:
Property and equipment, net	278,435	1,938,409,000	904,992,000
Restricted cash	2,027	14,109,000
Other non-current assets, net	36,967	257,359,000	151,408,000
Total non-current assets	317,429	2,209,877,000	1,056,400,000
Total assets	1,402,262	9,762,261,000	3,485,076,000
Current liabilities:
Short-term bank borrowing			8,000,000
Current portion of long-term borrowing	37,624	261,934,000	72,787,000
Capital lease obligation	1,657	11,537,000	108,664,000
Accounts payable	77,291	538,087,000	176,704,000
Notes payable	13,628	94,873,000
Accrued expenses and other liabilities	458,770	3,193,849,000	371,017,000
Amounts due to related parties	9,218	64,175,000	24,198,000
Deferred revenues	20,817	144,924,000
Warrant liability			19,520,000
Total current liabilities	619,005	4,309,379,000	780,890,000
Non-current liabilities:
Long-term borrowings	44,580	310,355,000	226,969,000
Deferred revenues			126,469,000
Total non-current liabilities	44,580	310,355,000	353,438,000
Total liabilities	663,585	4,619,734,000	1,134,328,000
Commitments and contingencies
Mezzanine equity:
Total mezzanine equity			4,278,341,000
Shareholders' (deficits)/equity:
Additional paid-in capital	1,701,560	11,845,920,000	65,000,000
Statutory reserves	60	421,000
Accumulated deficits	(985,894)	(6,863,595,000)	(3,246,705,000)
Accumulated other comprehensive (loss)/income	11,112	77,357,000	(2,076,000)
Total Company's ordinary shareholders'(deficits)/ equity	726,841	5,060,124,000	(1,927,593,000)
Non-controlling interests	11,836	82,403,000
Total shareholders' (deficits)/equity	738,677	5,142,527,000	(1,927,593,000)
Total liabilities, mezzanine equity and shareholders' equity	1,402,262	9,762,261,000	3,485,076,000
Series A convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity			2,113,347,000
Series B convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity			2,164,994,000
Class A ordinary shares
Shareholders' (deficits)/equity:
Shares	1	8,000
Total shareholders' (deficits)/equity	1	8,000
Class B ordinary shares
Shareholders' (deficits)/equity:
Shares	2	13,000
Total shareholders' (deficits)/equity	2	13,000
Ordinary shares
Shareholders' (deficits)/equity:
Shares
Angel-1 shares
Shareholders' (deficits)/equity:
Shares			743,376,000
Angel-2 shares
Shareholders' (deficits)/equity:
Shares			¥ 512,812,000